Net Loss Per Share - Calculation of Basic and Diluted Net Loss per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (13,920)	$ (8,982)	$ (7,886)	$ (5,871)	$ (1,497)	$ (2,087)	$ (30,788)	$ (9,456)	$ (14,859)	$ (4,811)
Denominator:
Weighted-average common shares outstanding-basic and diluted	6,920,008			2,491,487			4,100,504	2,401,039	2,442,872	474,118
Net loss per share-basic and diluted	$ (2.01)			$ (2.36)			$ (7.51)	$ (3.94)	$ (6.08)	$ (10.15)